PROPERTY AND EQUIPMENT - Schedule of Property And Equipment, Including Right-of-Use Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
Schedule of Property And Equipment, Including Right-of-Use Assets [Line Items]
Property, plant and equipment including right-of-use assets at beginning of period	$ 624	[1]	$ 597
Additions	292		184
Modifications and reassessments	92		53
Disposals	(4)		(4)
Depreciation charge for the year	(140)		(118)
Divestment and reclassification as held for sale			(1)
Impairment	(9)		(4)
Impairment reversal	1		1
Transfer & reclassification			(24)
Translation adjustment	(7)		(60)
Property, plant and equipment including right-of-use assets at end of period	849		624	[1]
Property, plant and equipment [member] | Telecomm- unications equipment [Member]
Schedule of Property And Equipment, Including Right-of-Use Assets [Line Items]
Property, plant and equipment including right-of-use assets at beginning of period	311		288
Additions	5		1
Modifications and reassessments
Disposals	(1)		(1)
Depreciation charge for the year	(78)		(65)
Divestment and reclassification as held for sale			(1)
Impairment	(7)		(3)
Impairment reversal
Transfer & reclassification	226		119
Translation adjustment	(4)		(27)
Property, plant and equipment including right-of-use assets at end of period	452		311
Property, plant and equipment [member] | Land, buildings and constructions [Member]
Schedule of Property And Equipment, Including Right-of-Use Assets [Line Items]
Property, plant and equipment including right-of-use assets at beginning of period	25		28
Additions
Modifications and reassessments
Disposals
Depreciation charge for the year	(3)		(3)
Divestment and reclassification as held for sale
Impairment
Impairment reversal
Transfer & reclassification	7		3
Translation adjustment			(3)
Property, plant and equipment including right-of-use assets at end of period	29		25
Property, plant and equipment [member] | Office and other equipment [Member]
Schedule of Property And Equipment, Including Right-of-Use Assets [Line Items]
Property, plant and equipment including right-of-use assets at beginning of period	19		20
Additions	1
Modifications and reassessments
Disposals
Depreciation charge for the year	(6)		(5)
Divestment and reclassification as held for sale
Impairment
Impairment reversal
Transfer & reclassification	9		7
Translation adjustment			(3)
Property, plant and equipment including right-of-use assets at end of period	23		19
Property, plant and equipment [member] | Equipment not installed and assets under construction [Member]
Schedule of Property And Equipment, Including Right-of-Use Assets [Line Items]
Property, plant and equipment including right-of-use assets at beginning of period	31		26
Additions	257		161
Modifications and reassessments
Disposals
Depreciation charge for the year
Divestment and reclassification as held for sale
Impairment	(1)		(1)
Impairment reversal	1		1
Transfer & reclassification	(242)		(153)
Translation adjustment	(1)		(3)
Property, plant and equipment including right-of-use assets at end of period	45		31
Right-of-use assets [Member]
Schedule of Property And Equipment, Including Right-of-Use Assets [Line Items]
Property, plant and equipment including right-of-use assets at beginning of period	238		235
Additions	29		22
Modifications and reassessments	92		53
Disposals	(3)		(3)
Depreciation charge for the year	(53)		(45)
Divestment and reclassification as held for sale
Impairment	(1)
Impairment reversal
Transfer & reclassification
Translation adjustment	(2)		(24)
Property, plant and equipment including right-of-use assets at end of period	$ 300		$ 238

[1]	*Prior period comparatives have been reclassified to conform with the current period presentation